UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
	  Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     October 28, 2003


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value total: $266,280 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      293    12100 SH       SOLE                     5000              7100
Abbott Laboratories Corp.      COM              002824100      311     7300 SH       SOLE                     4900              2400
Altria Group, Inc.             COM              02209s103      549    12540 SH       SOLE                     5090              7450
American Express Co.           COM              025816109    11207   248705 SH       SOLE                   235592             13113
American International Group   COM              026874107     9306   161284 SH       SOLE                   150116             11168
American Retirement Corp.      COM              028913101      128    42500 SH       SOLE                    42500
Amgen Inc.                     COM              031162100     4344    67334 SH       SOLE                    62054              5280
Amsouth Bancorporation         COM              032165102     4799   226159 SH       SOLE                   201012             25147
Anheuser-Busch Companies, Inc. COM              035229103     1105    22388 SH       SOLE                    18446              3942
Apache Corp.                   COM              037411105     4664    67261 SH       SOLE                    57430              9830
Automatic Data Processing      COM              053015103     1615    45050 SH       SOLE                    39900              5150
BP Amoco LP                    COM              055622104      874    20752 SH       SOLE                    18674              2078
Baker Hughes, Inc.             COM              057224107      404    13665 SH       SOLE                     7374              6291
BankAmerica Corp.              COM              060505104     1009    12931 SH       SOLE                    11806              1125
Baxter International Inc.      COM              071813109      402    13825 SH       SOLE                     4025              9800
Bellsouth                      COM              079860102      252    10648 SH       SOLE                     8668              1980
Berkshire Hathaway Inc. Class  COM              084670108     1800       24 SH       SOLE                       14                10
Berkshire Hathaway Inc. Class  COM              084670207     4795     1921 SH       SOLE                     1696               225
Biomet, Inc.                   COM              090613100     3578   106807 SH       SOLE                    93857             12950
Bristol Myers Squibb           COM              110122108     1020    39769 SH       SOLE                    37378              2391
CSX Corp.                      COM              126408103      208     7100 SH       SOLE                     7100
Cardinal Health Inc.           COM              14149Y108      951    16291 SH       SOLE                    10850              5440
Cendant Corp.                  COM              151313103     3533   189050 SH       SOLE                   143510             45540
Central Parking Corp.          COM              154785109     1413   115375 SH       SOLE                   103476             11899
ChevronTexaco Corp.            COM              166764100      471     6595 SH       SOLE                     6441               154
Cisco Systems Inc.             COM              17275R102     6914   352945 SH       SOLE                   298965             53980
Citigroup Inc.                 COM              172967101     3514    77208 SH       SOLE                    66992             10216
Coca Cola Co.                  COM              191216100     3393    78975 SH       SOLE                    66771             12204
Colgate Palmolive Co.          COM              194162103      235     4200 SH       SOLE                     2000              2200
ConocoPhillips                 COM              20825c104     2994    54682 SH       SOLE                    46999              7683
Dell Corp.                     COM              24702r101      474    14175 SH       SOLE                    14075               100
Dionex Corp.                   COM              254546104      252     6400 SH       SOLE                     6400
Dollar General Corp.           COM              256669102      604    30200 SH       SOLE                    22600              7600
Dover Corp.                    COM              260003108      318     9000 SH       SOLE                     8200               800
Duke Energy Corp.              COM              264399106      529    29728 SH       SOLE                    26778              2950
Eaton Corp.                    COM              278058102      301     3401 SH       SOLE                     3401
El Paso Corp.                  COM              28336l109       77    10604 SH       SOLE                      654              9950
Exxon Mobil Corp.              COM              30231G102     7698   210328 SH       SOLE                   185194             25134
Federal Express Corp.          COM              31428X106     1759    27300 SH       SOLE                    22065              5235
Federal National Mortgage Assn COM              313586109     1409    20076 SH       SOLE                    17581              2495
First Data Corp.               COM              319963104      735    18404 SH       SOLE                    12872              5532
General Electric Co.           COM              369604103     9879   331383 SH       SOLE                   272686             58697
General Mills Inc.             COM              370334104      984    20900 SH       SOLE                    18175              2725
HCA Inc.                       COM              404119109    29946   812417 SH       SOLE                   792646             19771
Halliburton Inc.               COM              406216101     1954    80570 SH       SOLE                    64820             15750
HealthStream Inc.              COM              42222n103      267    87500 SH       SOLE                    87500
Hewlett Packard Co.            COM              428236103      470    24300 SH       SOLE                    22313              1987
Home Depot Inc.                COM              437076102     8817   276842 SH       SOLE                   243416             33426
Intel Corp.                    COM              458140100    10643   386737 SH       SOLE                   333583             53154
International Business Machine COM              459200101     6498    73564 SH       SOLE                    61939             11625
J. P. Morgan Chase & Co. Inc.  COM              616880100      342     9953 SH       SOLE                     4476              5477
Johnson & Johnson              COM              478160104     7004   141436 SH       SOLE                   122680             18756
Kimberly-Clark Corp.           COM              494368103     1315    25625 SH       SOLE                    21125              4500
Kraft Inc.                     COM              50075n104      218     7375 SH       SOLE                     4075              3300
L-3 Communications             COM              502424104     2546    58870 SH       SOLE                    55720              3150
Liberty Media Corp.            COM              530718105     3269   327853 SH       SOLE                   266724             61129
Lowes Companies                COM              548661107     1200    23125 SH       SOLE                    14700              8425
Marsh & McLennan Co.           COM              571748102      360     7568 SH       SOLE                     6318              1250
Medtronic Inc.                 COM              585055106     3405    72576 SH       SOLE                    65575              7001
Merck & Company Inc.           COM              589331107     1351    26686 SH       SOLE                    24536              2150
Microsoft Corp.                COM              594918104     5467   196648 SH       SOLE                   172218             24430
Minnesota Mining & Manufacturi COM              604059105      553     8010 SH       SOLE                     5890              2120
Molex Inc. - Class A           COM              608554200     4434   181219 SH       SOLE                   161562             19657
National Commerce Financial Co COM              63545P104      321    12900 SH       SOLE                    12900
O Charley's Inc.               COM              670823103      235    15950 SH       SOLE                    11500              4450
PepsiCo Inc.                   COM              713448108     1058    23087 SH       SOLE                    20137              2950
Pfizer Inc.                    COM              717081103     5738   188880 SH       SOLE                   157014             31866
Piedmont Natural Gas Co.       COM              720186105      227     5820 SH       SOLE                     5820
Procter & Gamble Co.           COM              742718109      681     7333 SH       SOLE                     5523              1810
Regions Financial Corp.        COM              758940100      237     6919 SH       SOLE                     6919
Republic Services Inc.         COM              760759100     5098   225175 SH       SOLE                   188835             36340
SBC Communications, Inc.       COM              78387g103      492    22120 SH       SOLE                    20701              1419
Schlumberger Ltd.              COM              806857108     4983   102958 SH       SOLE                    90398             12560
Sovereign Chief Venture F      COM              845912104        4    17000 SH       SOLE                                      17000
SunTrust Banks Inc.            COM              867914103     2426    40193 SH       SOLE                    39519               674
Sungard Data Systems Inc.      COM              867363103     5975   227110 SH       SOLE                   189460             37650
Sysco Corp.                    COM              871829107    10624   324805 SH       SOLE                   280874             43931
Target Corporation             COM              87612e106      653    17360 SH       SOLE                     5660             11700
Tyco International Ltd.        COM              902124106     2358   115436 SH       SOLE                   102175             13261
United Parcel Svc. Inc. CL B   COM              911312106     3286    51510 SH       SOLE                    47410              4100
United Technologies Corp.      COM              913017109     4011    51907 SH       SOLE                    45147              6760
Verizon Communications         COM              92343v104     1115    34360 SH       SOLE                    25174              9185
Viacom- Cl. B                  COM              925524308     3987   104097 SH       SOLE                    90264             13833
Wachovia Corp.                 COM              929903102      427    10355 SH       SOLE                     9089              1266
Wal-Mart Stores Inc.           COM              931142103    10626   190262 SH       SOLE                   156810             33453
Walt Disney Co.                COM              254687106      280    13864 SH       SOLE                     8042              5822
Wells Fargo & Co.              COM              949746101     3961    76905 SH       SOLE                    66680             10225
Willis Group Holdings Inc.     COM              G96655108     3798   123515 SH       SOLE                   102945             20570
World Golf League, Inc.        COM              98148f202        0    10000 SH       SOLE                    10000
Wyeth Co.                      COM              983024100     1261    27353 SH       SOLE                    15088             12265
Zimmer Holdings, Inc.          COM              98956P102      221     4009 SH       SOLE                     4009
Duke Energy Corp. Convertible  PFD CV           264399585      154    11800 SH       SOLE                    10600              1200
American Retirement Convertibl CONV             028913AC5      881   638880 PRN      SOLE                   532080            106800